UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SemiAnnual Report
September 30, 2017
Columbia Short Term Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Short Term Bond Fund   |  Semiannual Report 2017

Columbia Short Term Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Short Term Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Leonard Aplet, CFA
Co-Portfolio Manager
Managed Fund since 2004
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2010
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended September 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/02/92	0.64	0.61	0.69	2.03
	Including sales charges		-0.36	-0.38	0.49	1.93
Class C	Excluding sales charges	10/02/92	0.33	0.11	0.20	1.63
	Including sales charges		-0.67	-0.89	0.20	1.63
Class K*		03/07/11	0.68	0.70	0.79	2.12
Class R*		09/27/10	0.41	0.36	0.44	1.76
Class R4*		11/08/12	0.76	0.96	0.96	2.30
Class R5*		11/08/12	0.81	1.05	1.04	2.34
Class T*	Excluding sales charges	09/27/10	0.54	0.61	0.69	2.02
	Including sales charges		-2.01	-1.93	0.18	1.77
Class Y*		07/15/09	0.83	1.00	1.09	2.38
Class Z		09/30/92	0.76	0.96	0.96	2.30
Bloomberg Barclays 1-3 Year Government/Credit Index			0.65	0.66	0.91	2.09
Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T are shown with and without the maximum applicable sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment-grade corporate debt securities with maturities of one to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Short Term Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2017)
Asset-Backed Securities — Non-Agency	22.4
Commercial Mortgage-Backed Securities - Agency	10.2
Commercial Mortgage-Backed Securities - Non-Agency	2.9
Corporate Bonds & Notes	35.8
Foreign Government Obligations	1.0
Inflation-Indexed Bonds	2.0
Money Market Funds	1.7
Residential Mortgage-Backed Securities - Agency	2.2
Residential Mortgage-Backed Securities - Non-Agency	4.8
U.S. Government & Agency Obligations	7.0
U.S. Treasury Obligations	10.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at September 30, 2017)
AAA rating	59.2
AA rating	6.2
A rating	18.1
BBB rating	16.5
BB rating	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Short Term Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2017 — September 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.40	1,020.94	4.00	4.03	0.80
Class C	1,000.00	1,000.00	1,003.30	1,017.95	6.99	7.04	1.40
Class K	1,000.00	1,000.00	1,006.80	1,021.39	3.55	3.58	0.71
Class R	1,000.00	1,000.00	1,004.10	1,019.70	5.25	5.29	1.05
Class R4	1,000.00	1,000.00	1,007.60	1,022.19	2.75	2.77	0.55
Class R5	1,000.00	1,000.00	1,008.10	1,022.64	2.30	2.32	0.46
Class T	1,000.00	1,000.00	1,005.40	1,020.94	4.00	4.03	0.80
Class Y	1,000.00	1,000.00	1,008.30	1,022.89	2.05	2.07	0.41
Class Z	1,000.00	1,000.00	1,007.60	1,022.19	2.75	2.77	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments
September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 22.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2004A Class A2
3-month USD LIBOR + 0.260% 04/25/2029	1.574%	730,471	730,290
Ally Master Owner Trust
Series 2014-5 Class A2
10/15/2019	1.600%	19,500,000	19,500,427
American Credit Acceptance Receivables Trust(b)
Series 2016-1A Class A
05/12/2020	2.370%	217,603	217,631
Series 2016-3 Class A
11/12/2020	1.700%	5,830,396	5,823,114
Series 2016-4 Class A
06/12/2020	1.500%	1,555,674	1,554,023
Series 2017-2 Class A
07/13/2020	1.840%	3,100,898	3,101,370
Series 2017-3 Class A
03/10/2020	1.820%	2,550,000	2,550,373
AmeriCredit Automobile Receivables Trust
Series 2017-3 Class A2A
12/18/2020	1.690%	3,725,000	3,721,771
Ascentium Equipment Receivables Trust(b)
Series 2016-1A Class A2
11/13/2018	1.750%	1,000,187	1,000,181
Series 2017-1A Class A2
07/10/2019	1.870%	2,950,000	2,949,634
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.726%	5,205,000	5,222,578
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	1,524,528	1,523,141
CarFinance Capital Auto Trust(b)
Series 2015-1A Class A
06/15/2021	1.750%	1,272,283	1,271,115
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	2,510,933	2,507,895
CCG Receivables Trust(b)
Series 2017-1 Class A2
11/14/2023	1.840%	4,300,000	4,289,018
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	4,498,071	4,508,311
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	1.684%	5,900,000	5,914,327
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A3
07/15/2021	1.640%	8,100,000	8,075,799
CNH Equipment Trust
Series 2016-C Class A2
02/18/2020	1.260%	4,350,055	4,343,101
Conn’s Receivables Funding LLC(b)
Series 2016-B Class A
10/15/2018	3.730%	426,578	426,889
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	1,151,680	1,151,431
Diamond Resorts Owner Trust(b)
Series 2013-2 Class A
05/20/2026	2.270%	1,795,399	1,788,998
Drive Auto Receivables Trust(b)
Series 2017-AA Class A2
03/15/2019	1.480%	775,633	775,503
Series 2017-BA Class A2
12/17/2018	1.590%	1,959,620	1,959,559
DT Auto Owner Trust(b)
Series 2016-4A Class A
11/15/2019	1.440%	1,977,277	1,976,555
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	2,718,559	2,717,352
Series 2015-2 Class A2
02/22/2021	1.590%	1,878,640	1,877,255
Series 2016-1 Class A2
09/20/2021	1.830%	3,758,289	3,756,854
Series 2016-2 Class A2
02/22/2022	1.740%	3,053,395	3,049,951
Series 2017-1 Class A2
07/20/2022	2.130%	3,800,000	3,807,844
Series 2017-2 Class A2
01/20/2023	1.970%	6,400,000	6,396,709
Exeter Automobile Receivables Trust(b)
Series 2015-2A Class A
11/15/2019	1.540%	59,408	59,407
Series 2015-3A Class A
03/16/2020	2.000%	504,590	504,619
Series 2016-1A Class A
07/15/2020	2.350%	1,032,345	1,032,077
Series 2016-3A Class A
11/16/2020	1.840%	1,769,653	1,764,618
Series 2017-3A Class A
12/15/2021	2.050%	3,545,000	3,544,571

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust(b)
Series 2015-1A Class A3
11/16/2020	1.710%	1,773,492	1,773,023
Series 2015-2A Class A1
12/16/2019	1.590%	80,188	80,189
Flagship Credit Auto Trust(b)
Series 2016-3 Class A1
12/15/2019	1.610%	1,530,971	1,528,926
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	4,000,000	4,004,177
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	11,440,000	11,483,378
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,400,000	7,403,147
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,285,803
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
1-month USD LIBOR + 0.500% 05/15/2020	1.734%	4,940,000	4,950,612
GMF Floorplan Owner Revolving Trust(b)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,631,851
GreatAmerica Leasing Receivables Funding LLC(b)
Series 2017-1 Class A2
04/22/2019	1.720%	3,450,000	3,445,537
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
1-month USD LIBOR + 0.400% 04/10/2028	1.635%	148,820	148,821
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.885%	6,400,000	6,400,209
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	8,247,045	8,232,567
Hertz Vehicle Financing LLC(b)
Series 2016-3A Class A
07/25/2020	2.270%	6,150,000	6,121,323
Hilton Grand Vacations Trust(b)
Series 2013-A Class A
01/25/2026	2.280%	3,645,195	3,632,125
Series 2014-AA Class A
11/25/2026	1.770%	4,064,324	4,012,919
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(b)
Series 2017-A Class A2A
07/15/2019	1.560%	2,054,399	2,052,823
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	5,000,000	4,996,029
Kubota Credit Owner Trust(b)
Series 2017-1A Class A2
05/15/2020	1.660%	4,375,000	4,370,530
MVW Owner Trust(b)
Series 2014-1A Class A
09/22/2031	2.250%	1,476,077	1,460,593
Series 2015-1A Class A
12/20/2032	2.520%	3,000,860	2,969,330
Series 2016-1A Class A
12/20/2033	2.250%	4,376,534	4,312,140
Navient Student Loan Trust(a),(b)
Series 2016-3A Class A1
1-month USD LIBOR + 0.600% 06/25/2065	1.837%	1,150,689	1,153,626
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	3,360,504	3,358,562
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	224,007	222,979
Series 2016-A Class A
11/10/2029	1.470%	941,618	935,376
Series 2017-A Class A
11/10/2030	1.870%	3,540,000	3,540,000
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.544%	6,000,000	6,008,920
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	606,230	606,677
Prestige Auto Receivables Trust(b)
Series 2016-1A Class A3
06/15/2020	1.990%	4,250,000	4,255,250
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	2,336,316	2,335,235
Series 2017-1 Class A2
02/18/2020	1.490%	1,572,142	1,571,320
Securitized Term Auto Receivables Trust(b)
Series 2017-1A Class A3
08/25/2020	1.890%	6,200,000	6,197,044

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding Co. LLC(b)
Series 2012-3A Class A
08/20/2029	1.870%	411,579	411,505
Sierra Timeshare Receivables Funding LLC(b)
Series 2013-1A Class A
11/20/2029	1.590%	645,748	645,212
Series 2016-3A Class A
10/20/2033	2.430%	4,352,633	4,271,605
SLM Private Education Loan Trust(b)
Series 2012-A Class A2
01/17/2045	3.830%	4,393,871	4,461,509
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
3-month USD LIBOR + 0.280% 09/15/2022	1.600%	65,947	65,985
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	1.814%	8,194,228	8,220,334
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
1-month USD LIBOR + 0.700% 02/15/2023	1.926%	227,310	227,315
SoFi Consumer Loan Program LLC(b)
Series 2017-4 Class A
05/26/2026	2.500%	3,922,788	3,920,694
Sofi Professional Loan Program(b)
Series 2017-C Class A2A
07/25/2040	1.750%	3,018,633	3,015,734
SoFi Professional Loan Program LLC(b)
Series 2016-B Class A2A
03/25/2031	1.680%	1,239,342	1,238,706
Series 2016-C Class A2A
05/26/2031	1.480%	2,093,671	2,085,652
Series 2017-A Class A2A
03/26/2040	1.550%	5,237,403	5,223,591
SVO VOI Mortgage LLC(b)
Series 2012-AA Class A
09/20/2029	2.000%	860,608	850,941
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	1,133,869	1,131,795
TCF Auto Receivables Owner Trust(b)
Series 2016-1A Class A2
11/15/2019	1.390%	2,297,750	2,296,382
Series 2016-PT1A Class A
06/15/2022	1.930%	7,423,414	7,421,315
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	7,955,000	7,916,285
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A
05/20/2021	1.680%	11,100,000	11,064,957
Series 2017-1A Class A
09/20/2021	2.060%	4,350,000	4,361,630
Volvo Financial Equipment LLC(b)
Series 2016-1A Class A2
10/15/2018	1.440%	618,419	618,396
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2014-2 Class A
1-month USD LIBOR + 0.450% 10/20/2019	1.686%	5,075,000	5,076,015
Series 2015-1 Class A
1-month USD LIBOR + 0.500% 01/20/2020	1.736%	3,440,000	3,445,501
Westlake Automobile Receivables Trust(b)
Series 2016-1A Class A2A
01/15/2019	1.820%	206,743	206,775
Series 2016-3A Class A2
10/15/2019	1.420%	3,767,805	3,764,167
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	549,280	548,799
World Financial Network Credit Card Master Trust
Series 2014-C Class A
08/16/2021	1.540%	10,190,000	10,190,708
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	13,525,000	13,538,605
Total Asset-Backed Securities — Non-Agency (Cost $343,508,969)			343,095,445

Commercial Mortgage-Backed Securities - Agency 10.2%

Government National Mortgage Association(c)
CMO Series 2015-71 Class DA
09/16/2049	2.151%	6,467,433	6,406,213
Government National Mortgage Association
Series 2011-20 Class A
04/16/2032	1.883%	556,678	555,616
Series 2012-142 Class A
05/16/2037	1.105%	5,746,742	5,650,261
Series 2012-4 Class A
05/16/2040	2.120%	861,188	860,618
Series 2012-58 Class A
01/16/2040	2.500%	9,516,120	9,519,139
Series 2012-89 Class A
01/16/2036	1.537%	1,553,147	1,545,448
Series 2013-118 Class AC
06/16/2036	1.700%	4,048,783	4,011,832

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-12 Class A
10/16/2042	1.410%	10,252,309	10,034,676
Series 2013-126 Class AB
04/16/2038	1.540%	5,647,274	5,564,854
Series 2013-17 Class AF
11/16/2043	1.210%	6,597,132	6,402,416
Series 2013-17 Class AH
10/16/2043	1.558%	8,216,330	8,026,422
Series 2013-194 Class AB
05/16/2038	2.250%	5,855,970	5,867,389
Series 2013-2 Class AB
12/16/2042	1.600%	7,798,036	7,728,207
Series 2013-30 Class A
05/16/2042	1.500%	5,614,600	5,498,419
Series 2013-32 Class AB
01/16/2042	1.900%	5,091,755	5,009,855
Series 2013-33 Class A
07/16/2038	1.061%	17,460,880	17,049,658
Series 2013-35 Class A
02/16/2040	1.618%	5,997,963	5,846,318
Series 2013-40 Class A
10/16/2041	1.511%	8,148,934	8,002,542
Series 2013-45 Class A
10/16/2040	1.450%	3,367,512	3,324,558
Series 2013-50 Class AH
06/16/2039	2.100%	9,169,197	9,112,279
Series 2013-57 Class A
06/16/2037	1.350%	7,579,581	7,418,231
Series 2013-61 Class A
01/16/2043	1.450%	9,517,538	9,246,627
Series 2014-135 Class AD
08/16/2045	2.400%	2,474,577	2,474,643
Series 2015-109 Class A
02/16/2040	2.528%	2,027,088	2,023,607
Series 2015-78 Class A
06/16/2040	2.918%	3,975,469	3,997,414
Series 2015-85 Class AF
05/16/2044	2.400%	4,798,515	4,792,151
Total Commercial Mortgage-Backed Securities - Agency (Cost $159,690,908)			155,969,393

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	3,210,226	3,179,471
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/2050	2.543%	2,530,579	2,514,386
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3 Class A2
10/15/2045	1.765%	2,886,327	2,884,567
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	11,814,843	11,823,041
Series 2014-CR17 Class A1
05/10/2047	1.275%	1,159,329	1,156,202
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8 Class A2
10/15/2045	1.797%	74,937	74,895
Series 2012-LC9 Class A2
12/15/2047	1.677%	2,874,055	2,872,537
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7 Class A2
02/15/2046	1.863%	1,955,260	1,954,838
Series 2016-C29 Class A1
05/15/2049	1.597%	3,609,285	3,581,729
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	6,215,647	6,130,253
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A2
12/10/2045	1.712%	455,451	455,398
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/2059	1.775%	3,461,536	3,446,639
WF-RBS Commercial Mortgage Trust
Series 2014-C21 Class A1
08/15/2047	1.413%	3,734,084	3,721,257
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $44,066,248)			43,795,213

Corporate Bonds & Notes 35.9%

Aerospace & Defense 0.6%
L3 Technologies, Inc.
10/15/2019	5.200%	3,500,000	3,715,128
Lockheed Martin Corp.
11/15/2019	4.250%	5,000,000	5,241,670
Total			8,956,798
Automotive 1.0%
Ford Motor Credit Co. LLC
01/15/2021	3.200%	8,000,000	8,162,688

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.(a)
3-month USD LIBOR + 0.260% 04/17/2020	1.564%	7,000,000	7,015,155
Total			15,177,843
Banking 11.2%
American Express Credit Corp.(a)
3-month USD LIBOR + 0.550% 03/18/2019	1.871%	6,500,000	6,538,675
ANZ New Zealand International Ltd.(b)
09/23/2019	2.600%	4,500,000	4,551,007
Bank of America Corp.(a)
3-month USD LIBOR + 0.870% 04/01/2019	2.205%	7,670,000	7,736,415
Bank of Montreal(a)
3-month USD LIBOR + 0.600% 12/12/2019	1.910%	6,000,000	6,040,242
Bank of New York Mellon Corp. (The)(a)
3-month USD LIBOR + 0.870% 08/17/2020	2.184%	2,874,000	2,918,662
Bank of New York Mellon Corp. (The)
08/17/2020	2.600%	2,301,000	2,336,378
Bank of Nova Scotia (The)(a)
3-month USD LIBOR + 0.390% 07/14/2020	1.694%	6,000,000	6,002,964
Barclays Bank PLC
02/20/2019	2.500%	4,400,000	4,428,134
BB&T Corp.(a)
3-month USD LIBOR + 0.530% 05/01/2019	1.841%	6,000,000	6,021,882
Capital One Financial Corp.(a)
3-month USD LIBOR + 0.760% 05/12/2020	2.069%	5,200,000	5,222,480
Citigroup, Inc.
01/10/2020	2.450%	10,000,000	10,059,210
Discover Bank
06/04/2020	3.100%	5,327,000	5,440,604
Fifth Third Bank
02/28/2018	1.450%	5,000,000	4,997,120
Goldman Sachs Group, Inc. (The)(a)
3-month USD LIBOR + 1.160% 04/23/2020	2.473%	10,000,000	10,161,670
HSBC Holdings PLC
04/05/2021	5.100%	5,000,000	5,434,335
Huntington National Bank (The)
03/10/2020	2.375%	4,104,000	4,128,012
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	2.453%	5,500,000	5,569,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
06/23/2020	2.750%	9,000,000	9,162,909
KeyBank NA
08/22/2019	1.600%	5,000,000	4,970,300
Lloyds Bank PLC
01/22/2019	2.050%	3,750,000	3,757,147
Manufacturers & Traders Trust Co.
08/17/2020	2.050%	5,000,000	4,992,150
Morgan Stanley
01/27/2020	2.650%	6,000,000	6,069,852
PNC Bank NA
01/28/2019	2.200%	7,000,000	7,034,489
Regions Financial Corp.
02/08/2021	3.200%	5,000,000	5,110,595
Royal Bank of Canada(a)
3-month USD LIBOR + 0.380% 03/02/2020	1.696%	6,000,000	6,010,980
Toronto-Dominion Bank (The)
09/11/2020	1.850%	5,145,000	5,123,473
U.S. Bank NA(a)
3-month USD LIBOR + 0.150% 05/24/2019	1.467%	5,000,000	5,002,435
Wells Fargo & Co.(a)
3-month USD LIBOR + 0.880% 07/22/2020	2.193%	9,000,000	9,127,971
Westpac Banking Corp.(a)
3-month USD LIBOR + 0.430% 03/06/2020	1.746%	6,175,000	6,186,313
Total			170,135,440
Cable and Satellite 0.6%
British Sky Broadcasting Group PLC(b)
02/15/2018	6.100%	4,362,000	4,432,315
Comcast Corp.
03/01/2020	5.150%	4,000,000	4,301,648
Total			8,733,963
Chemicals 0.5%
Eastman Chemical Co.
01/15/2020	2.700%	3,000,000	3,034,989
LyondellBasell Industries NV
04/15/2019	5.000%	4,900,000	5,082,456
Total			8,117,445
Construction Machinery 0.8%
Caterpillar Financial Services Corp.
09/04/2020	1.850%	5,850,000	5,825,301

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.(a)
3-month USD LIBOR + 0.300% 03/13/2020	1.617%	5,600,000	5,613,166
Total			11,438,467
Diversified Manufacturing 1.0%
General Electric Co.(a)
3-month USD LIBOR + 0.800% 04/15/2020	2.104%	7,000,000	7,106,771
Honeywell International, Inc.
10/30/2019	1.400%	4,000,000	3,972,868
United Technologies Corp.
11/01/2019	1.500%	4,000,000	3,972,988
Total			15,052,627
Electric 2.4%
Dominion Energy, Inc.
06/15/2018	1.900%	4,740,000	4,747,106
Duke Energy Corp.
09/15/2019	5.050%	4,000,000	4,227,764
Emera US Finance LP
06/15/2019	2.150%	4,800,000	4,804,776
Exelon Corp.
06/15/2020	2.850%	5,000,000	5,099,050
Nevada Power Co.
08/01/2018	6.500%	4,143,000	4,301,482
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	3,800,000	3,818,730
Southern Co. (The)
07/01/2021	2.350%	5,815,000	5,788,309
WEC Energy Group, Inc.
06/15/2018	1.650%	4,000,000	3,999,312
Total			36,786,529
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	8,100,000	8,229,956
Constellation Brands, Inc.
05/01/2021	3.750%	4,000,000	4,172,784
Diageo Capital PLC
07/15/2020	4.828%	3,600,000	3,874,936
General Mills, Inc.
02/15/2019	5.650%	3,000,000	3,152,433
Kraft Heinz Foods Co.
07/02/2020	2.800%	4,000,000	4,071,976
Molson Coors Brewing Co.
07/15/2019	1.450%	2,860,000	2,829,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.(a)
3-month USD LIBOR + 0.590% 02/22/2019	1.905%	6,000,000	6,043,650
Total			32,375,499
Health Care 1.2%
Cardinal Health, Inc.
06/14/2019	1.948%	4,000,000	4,001,528
Express Scripts Holding Co.
02/25/2021	3.300%	5,000,000	5,150,725
McKesson Corp.
03/15/2019	2.284%	4,250,000	4,267,880
Medtronic, Inc.
03/15/2020	2.500%	4,000,000	4,059,432
Total			17,479,565
Healthcare Insurance 0.6%
Anthem, Inc.
08/15/2021	3.700%	4,300,000	4,483,791
Coventry Health Care, Inc.
06/15/2021	5.450%	113,000	124,205
UnitedHealth Group, Inc.
02/15/2019	1.700%	5,000,000	4,994,650
Total			9,602,646
Independent Energy 0.5%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	2,200,000	2,269,258
Woodside Finance Ltd.(b)
03/01/2019	8.750%	4,326,000	4,706,173
Total			6,975,431
Integrated Energy 1.0%
BP Capital Markets PLC
02/13/2020	2.315%	5,800,000	5,856,939
Chevron Corp.(a)
3-month USD LIBOR + 0.210% 03/03/2020	1.526%	5,000,000	5,012,410
Petro-Canada
05/15/2018	6.050%	4,000,000	4,099,340
Total			14,968,689
Life Insurance 1.3%
American International Group, Inc.
08/15/2020	3.375%	5,470,000	5,660,635
MetLife Global Funding I(b)
04/10/2019	2.300%	3,875,000	3,902,187

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(b)
04/18/2019	1.500%	5,400,000	5,368,016
Prudential Financial, Inc.
06/21/2020	5.375%	5,000,000	5,431,280
Total			20,362,118
Media and Entertainment 0.5%
21st Century Fox America, Inc.
08/15/2020	5.650%	4,300,000	4,697,625
Scripps Networks Interactive, Inc.
06/15/2020	2.800%	2,460,000	2,482,642
Thomson Reuters Corp.
10/15/2019	4.700%	637,000	669,907
Total			7,850,174
Metals and Mining 0.3%
Vale Overseas Ltd.
01/11/2022	4.375%	4,000,000	4,162,968
Midstream 0.9%
Enterprise Products Operating LLC
10/15/2019	2.550%	2,825,000	2,850,894
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	6,000,000	6,157,362
Williams Partners LP
03/15/2022	3.600%	5,000,000	5,160,330
Total			14,168,586
Natural Gas 0.3%
NiSource Finance Corp.
01/15/2019	6.800%	789,000	834,198
Southern California Gas Co.
06/15/2018	1.550%	4,000,000	3,995,564
Total			4,829,762
Pharmaceuticals 2.6%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	5,059,270
Allergan, Inc.
09/15/2020	3.375%	4,500,000	4,644,729
Amgen, Inc.
05/22/2019	2.200%	4,000,000	4,016,784
Gilead Sciences, Inc.
09/01/2020	2.550%	5,050,000	5,142,324
Johnson & Johnson(a)
3-month USD LIBOR + 0.270% 03/01/2019	1.586%	4,000,000	4,013,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co, Inc.
05/18/2018	1.300%	3,999,000	3,996,257
Pfizer, Inc.
12/15/2019	1.700%	4,000,000	3,997,768
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	1.673%	4,000,000	4,014,736
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	5,500,000	5,485,716
Total			40,371,212
Property & Casualty 0.9%
Berkshire Hathaway Finance Corp.(a)
3-month USD LIBOR + 0.690% 03/15/2019	2.010%	5,000,000	5,045,800
Chubb INA Holdings, Inc.
11/03/2020	2.300%	5,000,000	5,036,145
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	3,500,000	3,675,493
Total			13,757,438
Railroads 0.2%
CSX Corp.
06/01/2021	4.250%	2,375,000	2,518,809
Refining 0.3%
Marathon Petroleum Corp.
12/14/2018	2.700%	5,000,000	5,035,615
Retail REIT 0.4%
Kimco Realty Corp.
05/01/2021	3.200%	599,000	611,923
Simon Property Group LP
09/01/2020	2.500%	5,125,000	5,190,543
Total			5,802,466
Retailers 0.5%
CVS Health Corp.
07/20/2020	2.800%	4,000,000	4,065,936
Lowes Companies, Inc.(a)
3-month USD LIBOR + 0.420% 09/10/2019	1.737%	4,000,000	4,027,732
Total			8,093,668
Technology 2.2%
Apple, Inc.(a)
3-month USD LIBOR + 0.300% 05/06/2019	1.612%	6,500,000	6,528,333
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2022	3.000%	5,000,000	5,085,995

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.500% 03/01/2019	1.816%	6,000,000	6,039,402
Microsoft Corp.
02/06/2020	1.850%	6,000,000	6,018,930
Oracle Corp.(a)
3-month USD LIBOR + 0.580% 01/15/2019	1.884%	6,000,000	6,041,214
QUALCOMM, Inc.(a)
3-month USD LIBOR + 0.450% 05/20/2020	1.766%	4,065,000	4,089,378
Total			33,803,252
Transportation Services 0.3%
ERAC USA Finance LLC(b)
10/15/2019	2.350%	2,579,000	2,590,105
10/01/2020	5.250%	2,000,000	2,162,786
Total			4,752,891
Wirelines 1.7%
AT&T, Inc.
02/17/2021	2.800%	8,300,000	8,393,450
Deutsche Telekom International Finance BV
08/20/2018	6.750%	4,003,000	4,176,218
Orange SA
07/08/2019	5.375%	4,000,000	4,234,396
Telefonica Emisiones SAU
04/27/2020	5.134%	3,869,000	4,149,162
Verizon Communications, Inc.
03/15/2022	2.946%	5,000,000	5,078,815
Total			26,032,041
Total Corporate Bonds & Notes (Cost $545,386,586)			547,341,942

Foreign Government Obligations(d) 1.0%

Canada 0.7%
Province of Ontario
05/21/2020	1.875%	5,000,000	4,994,545
Province of Quebec
07/29/2020	3.500%	5,000,000	5,214,070
Total			10,208,615
Mexico 0.3%
Petroleos Mexicanos(b)
03/13/2022	5.375%	5,000,000	5,341,230
Total Foreign Government Obligations (Cost $15,263,113)			15,549,845

Inflation-Indexed Bonds 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	30,293,084	30,448,674
Total Inflation-Indexed Bonds (Cost $30,432,780)			30,448,674

Residential Mortgage-Backed Securities - Agency 2.2%

Federal Home Loan Mortgage Corp.
11/01/2017- 07/01/2025	5.000%	2,056,664	2,183,748
10/01/2018- 09/01/2022	5.500%	1,544,933	1,612,866
03/01/2019- 10/01/2024	4.500%	1,122,864	1,191,730
06/01/2021- 09/01/2026	3.500%	559,614	585,075
08/01/2021- 10/01/2021	6.000%	272,722	284,610
05/01/2024- 07/01/2026	4.000%	1,995,125	2,089,363
Federal Home Loan Mortgage Corp.(a)
1-year CMT + 0.000% 03/01/2034	3.094%	230,290	243,532
12-month USD LIBOR + 0.000% 07/01/2036	3.485%	7,901	8,330
12-month USD LIBOR + 0.000% 08/01/2036	3.492%	91,397	96,016
12-month USD LIBOR + 0.000% 12/01/2036	3.265%	21,737	22,707
Federal National Mortgage Association
02/01/2018- 01/01/2024	5.500%	3,189,423	3,403,609
07/01/2022- 08/01/2024	5.000%	1,347,357	1,419,416
03/01/2024- 02/01/2027	4.000%	4,479,270	4,703,834
12/01/2025- 09/01/2026	3.500%	20,605	21,463
01/01/2030- 03/01/2031	3.000%	14,240,716	14,654,348
Federal National Mortgage Association(e)
10/01/2024	5.500%	271,001	289,866
Federal National Mortgage Association(a)
6-month USD LIBOR + 0.000% 07/01/2033	2.788%	27,902	28,157
12-month USD LIBOR + 0.000% 04/01/2036	3.580%	23,566	24,902
12-month USD LIBOR + 0.000% 09/01/2037	3.533%	35,732	36,663
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.426%	18,231	19,064

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f),(g)
CMO Series G-15 Class A
06/25/2021	0.000%	1,937	1,898
Government National Mortgage Association(a)
1-year CMT + 0.000% 07/20/2018	3.000%	7,683	7,659
1-year CMT + 0.000% 03/20/2030	2.375%	21,473	22,282
Government National Mortgage Association
09/20/2021	6.000%	43,066	44,629
Total Residential Mortgage-Backed Securities - Agency (Cost $32,807,271)			32,995,767

Residential Mortgage-Backed Securities - Non-Agency 4.8%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(a)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% 07/25/2028	1.717%	14,774	14,443
Angel Oak Mortgage Trust LLC(b),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	2,576,829	2,576,317
Bayview Opportunity Master Fund IVA Trust(b)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,775,241	3,909,431
Cityscape Home Equity Loan Trust(h),(i),(j)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT Mortgage Loan Trust(b)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	1,089,720	1,107,791
COLT Mortgage Loan Trust(b),(c)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	2,844,047	2,884,820
CMO Series 2017-1 Class A1
05/27/2047	2.614%	4,495,790	4,499,840
Credit Suisse Mortgage Capital Certificates(b),(c)
CMO Series 2009-9R Class 12A1
08/26/2035	3.475%	1,459,187	1,479,095
First Alliance Mortgage Loan Trust
CMO Series 1994-2 Class A2 (NPFGC)
06/25/2025	6.680%	934	931
IMC Home Equity Loan Trust
CMO Series 1997-3 Class A7
08/20/2028	7.080%	14	15
JPMorgan Resecuritization Trust(b)
CMO Series 2010-4 Class 3A2
04/26/2035	4.500%	98,452	98,471
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	4,364,390	4,360,454
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Repurchase Agreement Financing Trust(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.850% 07/10/2019	2.085%	9,600,000	9,602,467
Residential Funding Mortgage Securities II(a)
CMO Series 2003-HS3 Class A2B (NPFGC)
1-month USD LIBOR + 0.290% 08/25/2033	1.527%	1,956	1,933
Springleaf Mortgage Loan Trust(b)
CMO Series 2013-2A Class A
12/25/2065	1.780%	1,325,342	1,323,451
CMO Series 2013-3A Class A
09/25/2057	1.870%	3,892,049	3,889,906
Towd Point Mortgage Trust(b)
CMO Series 2015-4 Class A1
04/25/2055	3.500%	4,492,521	4,582,734
CMO Series 2015-6 Class A1
04/25/2055	3.500%	7,131,565	7,296,029
CMO Series 2016-2 Class A1
08/25/2055	3.000%	7,268,186	7,354,980
CMO Series 2016-4 Class A1
07/25/2056	2.250%	2,161,594	2,148,121
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,688,226	3,706,806
CMO Series 2017-4 Class A1
06/25/2057	2.750%	4,784,423	4,806,932
Series 2015-3 Class A1B
03/25/2054	3.000%	1,305,030	1,316,772
Series 2016-3 Class A1
04/25/2056	2.250%	3,640,154	3,622,042
Verus Securitization Trust(b),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	3,099,005	3,138,012
Wells Fargo Mortgage Loan Trust(b),(c)
CMO Series 2010-RR4 Class 1A1
12/27/2046	3.432%	13,110	13,150
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $74,186,833)			73,734,944

U.S. Government & Agency Obligations 7.0%

Federal National Mortgage Association
08/02/2019	0.875%	24,475,000	24,189,524
01/21/2020	1.625%	82,300,000	82,374,399
Morocco Government AID Bond(a),(h),(j)
6-month USD LIBOR + 0.000% 05/01/2023	1.250%	510,000	495,108
Total U.S. Government & Agency Obligations (Cost $107,382,931)			107,059,031

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
U.S. Treasury Obligations 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2019	1.625%	152,350,000	152,718,973
Total U.S. Treasury Obligations (Cost $154,691,687)			152,718,973

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(k),(l)	26,172,484	26,172,484
Total Money Market Funds (Cost $26,172,484)		26,172,484
Total Investments (Cost: $1,533,589,810)		1,528,881,711
Other Assets & Liabilities, Net		(2,359,337)
Net Assets		1,526,522,374
At September 30, 2017, securities and/or cash totaling $70,229 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	200	12/2017	USD	43,224,400	—	(122,270)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(140)	12/2017	USD	(16,499,829)	117,859	—
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $377,864,982, which represents 24.75% of net assets.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Principal and interest may not be guaranteed by the government.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $495,109, which represents 0.03% of net assets.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	26,158,595	264,904,057	(264,890,168)	26,172,484	(525)	(1,819)	94,812	26,172,484
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	343,095,445	—	—	343,095,445
Commercial Mortgage-Backed Securities - Agency	—	155,969,393	—	—	155,969,393
Commercial Mortgage-Backed Securities - Non-Agency	—	43,795,213	—	—	43,795,213
Corporate Bonds & Notes	—	547,341,942	—	—	547,341,942
Foreign Government Obligations	—	15,549,845	—	—	15,549,845
Inflation-Indexed Bonds	—	30,448,674	—	—	30,448,674
Residential Mortgage-Backed Securities - Agency	—	32,995,767	—	—	32,995,767
Residential Mortgage-Backed Securities - Non-Agency	—	73,734,943	1	—	73,734,944
U.S. Government & Agency Obligations	—	106,563,923	495,108	—	107,059,031
U.S. Treasury Obligations	152,718,973	—	—	—	152,718,973
Money Market Funds	—	—	—	26,172,484	26,172,484
Total Investments	152,718,973	1,349,495,145	495,109	26,172,484	1,528,881,711
Derivatives
Asset
Futures Contracts	117,859	—	—	—	117,859
Liability
Futures Contracts	(122,270)	—	—	—	(122,270)
Total	152,714,562	1,349,495,145	495,109	26,172,484	1,528,877,300
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
September 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,507,417,326
Investments in affiliated issuers, at cost	26,172,484
Investments in unaffiliated issuers, at value	1,502,709,227
Investments in affiliated issuers, at value	26,172,484
Receivable for:
Investments sold	8,151
Capital shares sold	1,944,622
Dividends	21,991
Interest	4,786,788
Foreign tax reclaims	743
Variation margin for futures contracts	22,969
Expense reimbursement due from Investment Manager	1,261
Prepaid expenses	7,064
Other assets	33,397
Total assets	1,535,708,697
Liabilities
Payable for:
Investments purchased	4,820,593
Capital shares purchased	1,917,164
Distributions to shareholders	2,014,606
Variation margin for futures contracts	25,000
Management services fees	17,700
Distribution and/or service fees	3,036
Transfer agent fees	65,680
Plan administration fees	6
Compensation of board members	248,028
Compensation of chief compliance officer	194
Other expenses	74,316
Total liabilities	9,186,323
Net assets applicable to outstanding capital stock	$1,526,522,374
Represented by
Paid in capital	1,532,868,612
Excess of distributions over net investment income	(1,473,497)
Accumulated net realized loss	(160,231)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(4,708,099)
Futures contracts	(4,411)
Total - representing net assets applicable to outstanding capital stock	$1,526,522,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities  (continued)
September 30, 2017 (Unaudited)
Class A
Net assets	$268,070,407
Shares outstanding	26,856,916
Net asset value per share	$9.98
Maximum offering price per share(a)	$10.08
Class C
Net assets	$49,500,767
Shares outstanding	4,969,926
Net asset value per share	$9.96
Class K
Net assets	$13,025
Shares outstanding	1,308
Net asset value per share	$9.96
Class R
Net assets	$3,095,242
Shares outstanding	310,020
Net asset value per share	$9.98
Class R4
Net assets	$8,364,713
Shares outstanding	839,028
Net asset value per share	$9.97
Class R5
Net assets	$21,707,824
Shares outstanding	2,180,008
Net asset value per share	$9.96
Class T
Net assets	$318,044
Shares outstanding	31,857
Net asset value per share	$9.98
Maximum offering price per share(b)	$10.24
Class Y
Net assets	$960,014,028
Shares outstanding	96,360,636
Net asset value per share	$9.96
Class Z
Net assets	$215,438,324
Shares outstanding	21,618,520
Net asset value per share	$9.97

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00% for Class A shares.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended September 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$94,812
Interest	13,941,522
Total income	14,036,334
Expenses:
Management services fees	3,388,596
Distribution and/or service fees
Class A	345,885
Class B(a)	2,704
Class C	269,069
Class R	7,730
Class T	634
Transfer agent fees
Class A	217,059
Class B(a)	476
Class C	42,400
Class K	4
Class R	2,420
Class R4	6,431
Class R5	5,870
Class T	413
Class Y	22,649
Class Z	635,458
Plan administration fees
Class K	16
Compensation of board members	30,780
Custodian fees	15,919
Printing and postage fees	48,667
Registration fees	73,387
Audit fees	19,478
Legal fees	11,062
Compensation of chief compliance officer	194
Other	19,452
Total expenses	5,166,753
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(474,345)
Fees waived by distributor
Class B(a)	(1,217)
Class C	(40,360)
Expense reduction	(1,440)
Total net expenses	4,649,391
Net investment income	9,386,943
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,635,889
Investments — affiliated issuers	(525)
Futures contracts	(124,260)
Net realized gain	1,511,104
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	973,143
Investments — affiliated issuers	(1,819)
Futures contracts	(34,100)
Net change in unrealized appreciation (depreciation)	937,224
Net realized and unrealized gain	2,448,328
Net increase in net assets resulting from operations	$11,835,271

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income	$9,386,943	$19,257,401
Net realized gain (loss)	1,511,104	(477,929)
Net change in unrealized appreciation (depreciation)	937,224	3,062,186
Net increase in net assets resulting from operations	11,835,271	21,841,658
Distributions to shareholders
Net investment income
Class A	(1,761,855)	(2,798,069)
Class B(a)	(2,484)	(5,447)
Class C	(179,136)	(146,669)
Class I(b)	—	(4,327,938)
Class K	(89)	(25,349)
Class R	(15,792)	(20,949)
Class R4	(62,717)	(101,246)
Class R5	(153,090)	(184,403)
Class T	(3,210)	(42,414)
Class Y	(4,083,070)	(375,465)
Class Z	(5,684,401)	(10,829,213)
Total distributions to shareholders	(11,945,844)	(18,857,162)
Decrease in net assets from capital stock activity	(235,736,212)	(160,642,889)
Total decrease in net assets	(235,846,785)	(157,658,393)
Net assets at beginning of period	1,762,369,159	1,920,027,552
Net assets at end of period	$1,526,522,374	$1,762,369,159
Undistributed (excess of distributions over) net investment income	$(1,473,497)	$1,085,404

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2017 (Unaudited)		March 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	1,774,058	17,727,390	6,260,578	62,593,349
Distributions reinvested	158,620	1,584,868	245,209	2,451,675
Redemptions	(4,152,835)	(41,491,659)	(14,689,267)	(146,687,853)
Net decrease	(2,220,157)	(22,179,401)	(8,183,480)	(81,642,829)
Class B(a)
Subscriptions	—	—	5,610	56,070
Distributions reinvested	49	489	182	1,823
Redemptions (b)	(94,932)	(951,839)	(49,139)	(490,842)
Net decrease	(94,883)	(951,350)	(43,347)	(432,949)
Class C
Subscriptions	209,216	2,086,242	1,142,028	11,395,648
Distributions reinvested	13,957	139,148	11,108	110,785
Redemptions	(1,194,495)	(11,909,206)	(2,508,666)	(25,027,904)
Net decrease	(971,322)	(9,683,816)	(1,355,530)	(13,521,471)
Class I(c)
Subscriptions	—	—	14,523,619	144,872,303
Distributions reinvested	—	—	397,351	3,966,396
Redemptions	—	—	(48,614,589)	(484,608,747)
Net decrease	—	—	(33,693,619)	(335,770,048)
Class K
Subscriptions	—	—	54,242	540,970
Distributions reinvested	2	20	2,218	22,147
Redemptions	—	—	(414,701)	(4,131,348)
Net increase (decrease)	2	20	(358,241)	(3,568,231)
Class R
Subscriptions	26,501	264,853	127,486	1,275,525
Distributions reinvested	699	6,989	1,060	10,597
Redemptions	(66,742)	(666,822)	(117,976)	(1,178,731)
Net increase (decrease)	(39,542)	(394,980)	10,570	107,391
Class R4
Subscriptions	135,126	1,348,341	259,797	2,591,974
Distributions reinvested	6,275	62,624	10,106	100,915
Redemptions	(281,323)	(2,807,665)	(344,920)	(3,442,684)
Net decrease	(139,922)	(1,396,700)	(75,017)	(749,795)
Class R5
Subscriptions	745,536	7,429,473	1,589,856	15,886,128
Distributions reinvested	15,349	153,010	18,476	184,277
Redemptions	(304,451)	(3,035,568)	(1,316,359)	(13,117,884)
Net increase	456,434	4,546,915	291,973	2,952,521
Class T
Subscriptions	43	427	79,906	799,239
Distributions reinvested	315	3,146	4,231	42,331
Redemptions	(52,269)	(522,357)	(694,570)	(6,933,274)
Net decrease	(51,911)	(518,784)	(610,433)	(6,091,704)
Class Y(c)
Subscriptions	68,292,501	681,530,703	39,497,527	393,386,561
Distributions reinvested	279,191	2,783,485	32,442	323,563
Redemptions	(11,845,740)	(118,108,438)	(601,728)	(6,001,477)
Net increase	56,725,952	566,205,750	38,928,241	387,708,647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2017 (Unaudited)		March 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	5,739,783	57,262,639	26,158,895	260,911,239
Distributions reinvested	149,704	1,493,532	199,376	1,990,499
Redemptions	(83,189,431)	(830,120,037)	(37,329,744)	(372,536,159)
Net decrease	(77,299,944)	(771,363,866)	(10,971,473)	(109,634,421)
Total net decrease	(23,635,293)	(235,736,212)	(16,060,356)	(160,642,889)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Bond Fund | Semiannual Report 2017

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Columbia Short Term Bond Fund | Semiannual Report 2017	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
9/30/2017 (c)	$9.98	0.05	0.01	0.06	(0.06)
3/31/2017	$9.97	0.08	0.01	0.09	(0.08)
3/31/2016	$9.98	0.06	(0.02)	0.04	(0.05)
3/31/2015	$9.98	0.07	0.02	0.09	(0.09)
3/31/2014	$10.03	0.08	(0.06)	0.02	(0.07)
3/31/2013	$9.95	0.10	0.08	0.18	(0.10)
Class C
9/30/2017 (c)	$9.96	0.02	0.01	0.03	(0.03)
3/31/2017	$9.95	0.02	0.01	0.03	(0.02)
3/31/2016	$9.97	(0.00) (f)	(0.02)	(0.02)	(0.00) (f)
3/31/2015	$9.98	0.02	0.01	0.03	(0.04)
3/31/2014	$10.02	0.05	(0.05)	0.00 (f)	(0.04)
3/31/2013	$9.94	0.07	0.08	0.15	(0.07)
Class K
9/30/2017 (c)	$9.96	0.05	0.02	0.07	(0.07)
3/31/2017	$9.95	0.09	0.01	0.10	(0.09)
3/31/2016	$9.96	0.07	(0.02)	0.05	(0.06)
3/31/2015	$9.96	0.08	0.02	0.10	(0.10)
3/31/2014	$10.01	0.09	(0.06)	0.03	(0.08)
3/31/2013	$9.93	0.11	0.08	0.19	(0.11)
Class R
9/30/2017 (c)	$9.99	0.03	0.01	0.04	(0.05)
3/31/2017	$9.97	0.06	0.02	0.08	(0.06)
3/31/2016	$9.98	0.03	(0.01)	0.02	(0.03)
3/31/2015	$9.99	0.05	0.00 (f)	0.05	(0.06)
3/31/2014	$10.03	0.05	(0.05)	0.00 (f)	(0.04)
3/31/2013	$9.96	0.07	0.07	0.14	(0.07)
Class R4
9/30/2017 (c)	$9.97	0.06	0.02	0.08	(0.08)
3/31/2017	$9.96	0.11	0.00	0.11	(0.10)
3/31/2016	$9.97	0.08	(0.01)	0.07	(0.08)
3/31/2015	$9.97	0.10	0.01	0.11	(0.11)
3/31/2014	$10.01	0.10	(0.05)	0.05	(0.09)
3/31/2013 (g)	$10.01	0.06	(0.02) (h)	0.04	(0.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.06)	$9.98	0.64%	0.86% (d)	0.80% (d),(e)	0.96% (d)	33%	$268,070
(0.08)	$9.98	0.90%	0.88%	0.80% (e)	0.82%	68%	$290,277
(0.05)	$9.97	0.41%	0.89%	0.80% (e)	0.58%	73%	$371,442
(0.09)	$9.98	0.86%	0.89%	0.80% (e)	0.75%	60%	$414,188
(0.07)	$9.98	0.19%	0.89%	0.80% (e)	0.77%	81%	$479,831
(0.10)	$10.03	1.79%	0.89%	0.79% (e)	1.00%	102%	$558,651

(0.03)	$9.96	0.33%	1.61% (d)	1.40% (d),(e)	0.35% (d)	33%	$49,501
(0.02)	$9.96	0.33%	1.62%	1.40% (e)	0.22%	68%	$59,183
(0.00) (f)	$9.95	(0.19%)	1.64%	1.40% (e)	(0.02%)	73%	$72,602
(0.04)	$9.97	0.25%	1.64%	1.30% (e)	0.25%	60%	$75,284
(0.04)	$9.98	(0.02%)	1.64%	1.11% (e)	0.46%	81%	$88,042
(0.07)	$10.02	1.47%	1.64%	1.10% (e)	0.69%	102%	$112,124

(0.07)	$9.96	0.68%	0.76% (d)	0.71% (d)	1.04% (d)	33%	$13
(0.09)	$9.96	1.00%	0.74%	0.70%	0.90%	68%	$13
(0.06)	$9.95	0.51%	0.74%	0.69%	0.70%	73%	$3,577
(0.10)	$9.96	0.96%	0.74%	0.70%	0.84%	60%	$3,063
(0.08)	$9.96	0.29%	0.74%	0.71%	0.87%	81%	$3,220
(0.11)	$10.01	1.87%	0.72%	0.70%	1.10%	102%	$3,391

(0.05)	$9.98	0.41%	1.11% (d)	1.05% (d),(e)	0.70% (d)	33%	$3,095
(0.06)	$9.99	0.75%	1.12%	1.05% (e)	0.56%	68%	$3,490
(0.03)	$9.97	0.16%	1.14%	1.05% (e)	0.32%	73%	$3,380
(0.06)	$9.98	0.50%	1.14%	1.05% (e)	0.50%	60%	$3,373
(0.04)	$9.99	0.04%	1.14%	1.05% (e)	0.52%	81%	$3,838
(0.07)	$10.03	1.43%	1.14%	1.04% (e)	0.72%	102%	$4,691

(0.08)	$9.97	0.76%	0.61% (d)	0.55% (d),(e)	1.20% (d)	33%	$8,365
(0.10)	$9.97	1.16%	0.63%	0.55% (e)	1.07%	68%	$9,760
(0.08)	$9.96	0.66%	0.64%	0.55% (e)	0.82%	73%	$10,494
(0.11)	$9.97	1.11%	0.64%	0.55% (e)	0.98%	60%	$8,945
(0.09)	$9.97	0.54%	0.64%	0.55% (e)	1.03%	81%	$7,056
(0.04)	$10.01	0.36%	0.73% (d)	0.56% (d)	1.97% (d)	102%	$194
Columbia Short Term Bond Fund | Semiannual Report 2017	25

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class R5
9/30/2017 (c)	$9.96	0.06	0.02	0.08	(0.08)
3/31/2017	$9.95	0.12	0.00 (f)	0.12	(0.11)
3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)
3/31/2015	$9.97	0.11	0.00 (f)	0.11	(0.12)
3/31/2014	$10.01	0.11	(0.05)	0.06	(0.10)
3/31/2013 (i)	$10.01	0.04	0.00 (f)	0.04	(0.04)
Class T
9/30/2017 (c)	$9.99	0.05	0.00 (f)	0.05	(0.06)
3/31/2017	$9.97	0.08	0.02	0.10	(0.08)
3/31/2016	$9.98	0.06	(0.02)	0.04	(0.05)
3/31/2015	$9.99	0.07	0.01	0.08	(0.09)
3/31/2014	$10.03	0.08	(0.05)	0.03	(0.07)
3/31/2013	$9.96	0.08	0.09	0.17	(0.10)
Class Y
9/30/2017 (c)	$9.96	0.07	0.01	0.08	(0.08)
3/31/2017	$9.95	0.13	0.00 (f)	0.13	(0.12)
3/31/2016	$9.96	0.09	(0.01)	0.08	(0.09)
3/31/2015	$9.97	0.11	0.01	0.12	(0.13)
3/31/2014	$10.01	0.12	(0.05)	0.07	(0.11)
3/31/2013	$9.93	0.14	0.07	0.21	(0.13)
Class Z
9/30/2017 (c)	$9.97	0.06	0.02	0.08	(0.08)
3/31/2017	$9.95	0.11	0.01	0.12	(0.10)
3/31/2016	$9.96	0.08	(0.02)	0.06	(0.07)
3/31/2015	$9.97	0.10	0.00 (f)	0.10	(0.11)
3/31/2014	$10.01	0.10	(0.05)	0.05	(0.09)
3/31/2013	$9.94	0.12	0.07	0.19	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended September 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$9.96	0.81%	0.51% (d)	0.46% (d)	1.29% (d)	33%	$21,708
(0.11)	$9.96	1.25%	0.50%	0.45%	1.16%	68%	$17,167
(0.09)	$9.95	0.76%	0.49%	0.44%	0.89%	73%	$14,242
(0.12)	$9.96	1.11%	0.49%	0.45%	1.09%	60%	$53,516
(0.10)	$9.97	0.64%	0.49%	0.46%	1.13%	81%	$40,717
(0.04)	$10.01	0.40%	0.51% (d)	0.46% (d)	1.13% (d)	102%	$25,258

(0.06)	$9.98	0.54%	0.87% (d)	0.80% (d),(e)	0.97% (d)	33%	$318
(0.08)	$9.99	1.01%	0.88%	0.80% (e)	0.82%	68%	$836
(0.05)	$9.97	0.41%	0.89%	0.80% (e)	0.58%	73%	$6,922
(0.09)	$9.98	0.76%	0.89%	0.80% (e)	0.74%	60%	$6,597
(0.07)	$9.99	0.29%	0.89%	0.81% (e)	0.78%	81%	$7,009
(0.10)	$10.03	1.69%	0.90%	0.81% (e)	0.82%	102%	$18,092

(0.08)	$9.96	0.83%	0.47% (d)	0.41% (d)	1.37% (d)	33%	$960,014
(0.12)	$9.96	1.30%	0.45%	0.40%	1.28%	68%	$394,827
(0.09)	$9.95	0.81%	0.44%	0.40%	0.88%	73%	$7,030
(0.13)	$9.96	1.16%	0.44%	0.40%	1.06%	60%	$22,996
(0.11)	$9.97	0.69%	0.44%	0.41%	1.17%	81%	$6,368
(0.13)	$10.01	2.15%	0.45%	0.43%	1.37%	102%	$9,129

(0.08)	$9.97	0.76%	0.61% (d)	0.55% (d),(e)	1.18% (d)	33%	$215,438
(0.10)	$9.97	1.26%	0.63%	0.55% (e)	1.07%	68%	$985,868
(0.07)	$9.95	0.66%	0.64%	0.55% (e)	0.82%	73%	$1,093,664
(0.11)	$9.96	1.01%	0.64%	0.55% (e)	1.00%	60%	$1,296,171
(0.09)	$9.97	0.54%	0.64%	0.55% (e)	1.02%	81%	$1,537,794
(0.12)	$10.01	1.94%	0.64%	0.53% (e)	1.25%	102%	$1,829,589
Columbia Short Term Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements
September 30, 2017 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
28	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and
Columbia Short Term Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
30	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	117,859*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	122,270*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Short Term Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(124,260)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(34,100)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	62,672,982
Futures contracts — short	16,498,430

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
32	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
Columbia Short Term Bond Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2017 was 0.42% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended September 30, 2017, other expenses paid by the Fund to this company were $3.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
34	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class Y shares.
For the six months ended September 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Class B	0.06 (a),(b)
Class C	0.16
Class K	0.06
Class R	0.16
Class R4	0.16
Class R5	0.06
Class T	0.16
Class Y	0.01
Class Z	0.17

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At September 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $14,682. The liability remaining at September 30, 2017 for non-recurring charges associated with the lease amounted to $6,528 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,440.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C
Columbia Short Term Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The Distributor had voluntarily agreed to waive a portion of the distribution fee for Class B shares so that the distribution fee did not exceed 0.30% annually of the average daily net assets attributable to Class B shares. This arrangement was in effect through August 4, 2017.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2017, if any, are listed below:
Amount ($)
Class A	49,227
Class C	1,828
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through July 31, 2018
Class A	0.80%
Class C	1.55
Class K	0.71
Class R	1.05
Class R4	0.55
Class R5	0.46
Class T	0.80
Class Y	0.41
Class Z	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the
36	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,533,590,000	3,675,000	(8,383,000)	(4,708,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	—	1,578,250	1,578,250
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $533,097,479 and $766,319,186, respectively, for the six months ended September 30, 2017, of which $162,749,254 and $207,040,559, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is
Columbia Short Term Bond Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended September 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
38	Columbia Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Shareholder concentration risk
At September 30, 2017, one unaffiliated shareholder of record owned 45.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 36.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Short Term Bond Fund | Semiannual Report 2017	39

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
40	Columbia Short Term Bond Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Short Term Bond Fund | Semiannual Report 2017	41

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
42	Columbia Short Term Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Short Term Bond Fund | Semiannual Report 2017	43

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Columbia Short Term Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR222_03_G01_(11/17)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2017